Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total segment operating profit		₩ 1,048,501	₩ 1,690,862	₩ 1,756,276
Gain on disposal of property and equipment and intangible assets		127,058	37,316	21,898
Other operating income		170,434	72,288	50,366
Impairment loss on property and equipment and intangible assets		(3,140)	(94,736)	(10,369)
Loss on disposal of property and equipment and intangible assets		(15,296)	(17,427)	(9,369)
Bad debt for accounts receivable – other		(3,282)	(4,838)	(5,256)
Other operating expenses		(2,059,343)	(1,863,956)	(1,651,273)
Impairment loss on assets held for sale		12,320	0	0
Operating segments [member]
Disclosure of operating segments [line items]
Total segment operating profit		1,095,762	1,831,559	1,750,235
Operating segments [member] | Adjustments [member]
Disclosure of operating segments [line items]
Total segment operating profit	[1]	(22,547)	(8,150)	2,969
Operating segments [member] | After adjustments [member]
Disclosure of operating segments [line items]
Total segment operating profit		1,073,215	1,823,409	1,753,204
Adjustments [member]
Disclosure of operating segments [line items]
Gain on disposal of property and equipment and intangible assets		127,058	37,316	21,898
Others		43,376	34,972	28,468
Other operating income		170,434	72,288	50,366
Impairment loss on property and equipment and intangible assets		(3,140)	(94,736)	(10,369)
Loss on disposal of property and equipment and intangible assets		(15,296)	(17,427)	(9,369)
Donations		(15,339)	(15,712)	(14,766)
Bad debt for accounts receivable – other		(3,282)	(4,838)	(5,256)
Others	[2]	(145,771)	(72,122)	(7,534)
Other operating expenses		(195,148)	₩ (204,835)	₩ (47,294)
Impairment loss on assets held for sale		₩ (12,320)

[1]	Adjustments for operating profit included the amount due to the consolidation adjustments, such as internal transactions.
[2]	Others for the years ended December 31, 2025 and 2024 include ₩134.8 billion and ₩55.4 billion of penalties, respectively, and various other expenses with inconsequential amounts.